Losses and Loss Expenses - Prior Year Development - Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (306,630)	$ (255,072)	$ (289,889)
Insurance Segment
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(65,030)	(99,758)	(102,039)
Insurance Segment | Discontinued Specialty Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(14,800)
Insurance Segment | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(11,949)	38,414	(21,829)
Insurance Segment | Excess and surplus casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	31,200
Insurance Segment | Excess Casualty [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(24,500)
Insurance Segment | Property
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	25,189	(57,470)	(46,387)
Insurance Segment | Construction Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	53,100
Insurance Segment | Professional Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	5,763	17,097	75,045
Insurance Segment | Specialty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(120,879)	(82,756)	(140,740)
Insurance Segment | Aerospace [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(15,200)
Insurance Segment | Marine Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(60,800)
Insurance Segment | Crisis Management [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(7,100)
Insurance Segment | Other
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	36,846	$ (15,043)	$ 31,872
Insurance Segment | Excess and Surplus [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	25,400
Insurance Segment | Surety Product Line [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	18,300
Insurance Segment | Structured Indemnity
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(10,100)
Insurance Segment | Bermuda | Political Risk Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(18,800)
Insurance Segment | International [Member] | Casualty
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	(24,000)
Insurance Segment | International [Member] | Energy Lines [Member]
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Prior year development	$ (29,600)